UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                           Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
                               	   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invicta Capital Management LLC
Address:               60 East 42nd Street, Suite 2005
                       New York, NY  10165

Form 13F File Number:  28-14175

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Gregory Weaver
Title:             President
Phone:             212-585-0100

Signature, Place, and Date of Signing:

/x/     Gregory Weaver     New York, NY                   11/14/12
        [Signature]        [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[     ] 13 F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1
Form 13F Information Table Entry Total:      19
Form 13F Information Table Value Total:    $ 241,784
List of Other Included Managers:

Form 13F File Number:  28-14664			Name:  James Alpha Management I, LP



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	FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	PUT/ 	INVSTMT    	OTHER           VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS CUSIP		(x$1000) PRN AMT  	PRN 	CALL 	DSCRETN   	MANAGERS      	SOLE    SHARED    NONE
BALLY TECHNOLOGIES INC		COMM	05874B107	25,930 	525,000 	SH		Sole				525,000
CALIX NETWORKS INC		COMM	13100M509	8,024 	1,253,800 	SH		Sole				1,253,800
CERAGON NETWORKS LTD		COMM	M22013102	12,405 	2,176,387 	SH		Sole				2,176,387
ELOQUA INC			COMM	290139104	11,463 	580,407 	SH		Sole				580,407
EMCORE CORP			COMM	290846203	1,413 	250,000 	SH		Sole				250,000
FORMFACTOR INC			COMM	346375108	8,804 	1,575,000 	SH		Sole				1,575,000
GENTHERM INC			COMM	37253A103	9,890 	795,000 	SH		Sole				795,000
II-VI INC			COMM	902104108	9,510 	500,000 	SH		Sole				500,000
IMAX CORP			COMM	45245E109	19,578 	983,300 	SH		Sole				983,300
INPHI CORP			COMM	45772F107	9,221 	865,000 	SH		Sole				865,000
IPASS INC			COMM	46261V108	11,941 	5,427,881 	SH		Sole				5,427,881
KVH INDUSTRIES INC		COMM	482738101	19,335 	1,433,300 	SH		Sole				1,433,300
NETSCOUT SYSTEMS INC		COMM	64115T104	13,781 	540,200 	SH		Sole				540,200
NOVA MEASURING INSTRUMENTS	COMM	M7516K103	11,400 	1,461,600 	SH		Sole				1,461,600
QLIK TECHNOLOGIES INC		COMM	74733T105	7,483 	334,200 	SH		Sole				334,200
QUANTA SERVICES INC		COMM	74762E102	11,609 	470,000 	SH		Sole				470,000
ROGERS CORP			COMM	775133101	10,198 	240,738 	SH		Sole				240,738
SILICON MOTION TECHNOL-ADR	ADRS	82706C108	32,086 	2,170,900 	SH		Sole				2,170,900
TOWERSTREAM CORP		COMM	892000100	7,714 	1,900,000 	SH		Sole				1,900,000








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